Operating Costs and Expense (Details 4) - Restated One [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	R$ 831,216	R$ 184,990	R$ 201,415
Provision Reversal For Litigations [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	626,602	190,071	150,269
Power Generation Concession Contract [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	9,061	(2,604)	(10,502)
Q N P R Gas Impairment [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	1,629	15,688
Property Plant And Equipment Expense [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	73,697	(147,938)	(37,609)
Allowance For Doubtful Accounts Client And Other Credits [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	125,132	125,226	92,587
Tax Credits Estimated Losses [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals	(4,905)	4,547	(1,298)
Provision For Losses On Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Credit losses, provisions and reversals			R$ 7,968